Identified Intangible Liabilities, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Identified Intangible Liabilities [Abstract]
Identified Intangible Liabilities Net
9. Identified Intangible Liabilities, Net
As of March 31, 2021 and December 31, 2020, identified intangible liabilities, net consisted of below-market leases of $1,234,000 and $1,295,000, respectively, net of accumulated amortization of $669,000 and $608,000, respectively. Amortization expense on below-market leases for the three months ended March 31, 2021 and 2020 was $61,000 and $92,000, respectively, which was recorded to real estate revenue in our accompanying condensed consolidated statements of operations.
The weighted average remaining life of below-market leases was 11.6 years as of both March 31, 2021 and December 31, 2020, respectively. As of March 31, 2021, estimated amortization expense on below-market leases for the nine
 months ending December
31
,
2021
 and for each of the next
four
 years ending December
31
 and thereafter was as follows:

Year	Amount
2021	$175,000
2022	217,000
2023	207,000
2024	161,000
2025	123,000
Thereafter	351,000

Total	$1,234,000

9. Identified Intangible Liabilities, Net
As of December 31, 2020 and 2019, identified intangible liabilities, net consisted of below-market leases of $1,295,000 and $1,601,000, respectively, net of accumulated amortization of $608,000 and $702,000, respectively. Amortization expense on below-market leases for the years ended December 31, 2020, 2019 and 2018 was $306,000, $517,000 and $380,000 respectively, which was recorded to real estate revenue in our accompanying consolidated statements of operations.
The weighted average remaining life of below-market leases was 11.6 years and 11.3 years as of December 31, 2020 and 2019, respectively. As of December 31, 2020, estimated amortization expense on below-market leases for each of the next five years ending December 31 and thereafter was as follows:

Year	Amount
2021	$236,000
2022	217,000
2023	207,000
2024	161,000
2025	123,000
Thereafter	351,000

Total	$1,295,000